SHAREHOLDER'S EQUITY	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shareholders' Equity	Equity Instruments
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following:

	As of June 30, 2021 and December 31, 2020
	(In thousands, except share and per share data)
	Shares		Original issue price per share	Liquidation Preference	Carrying value
	Authorized	Issued and Outstanding
Series A	8,906,694	6,726,134	$2.928	$19,696	$17,030
Series B	10,385,804	8,386,456	$3.851	32,300	32,176
Series C	8,848,760	8,399,058	$5.524	46,400	39,378
Series D	97,278,007	94,222,735	$0.375	35,366	35,120
	125,419,265	117,734,383		$133,762	$123,704
As of June 30, 2021 and December 31, 2020, redeemable convertible preferred stock totaling 117,734,383 shares were convertible into 147,876,672 shares of common stock.
Conversion of Redeemable Convertible Preferred Stock into Common Stock at a conversion ratio of 3:1 and Issuance of Series D Redeemable Convertible Preferred Stock
In March and early April 2020, the Company notified the existing holders of the redeemable convertible preferred stock of (i) a planned initial closing of Series D redeemable convertible preferred stock and (ii) the amount assigned to each of them based on their pro rata holdings in the Company’s outstanding equity on a fully diluted basis. In addition, these existing holders are notified that, as a condition of the Series D redeemable convertible preferred stock financing, the Company would amend its articles to implement a special mandatory conversion provision if the holders failed to invest their pro rata amount in such initial financing of Series D redeemable convertible preferred stock.
On April 13, 2020, in connection with the Company’s issuance of Series D redeemable convertible preferred stock, the Company amended its articles to implement the special mandatory conversion provision and, contemporaneously, certain existing holders of redeemable convertible preferred stock who failed to invest their full pro rata amount or did not participate in the financing were automatically converted into the Company’s common stock at a conversion ratio of three to one. The amendment and forced conversion were recognized as an extinguishment of the redeemable convertible preferred stock.
As a result, 2,167,198 shares of Series A redeemable convertible preferred stock, 1,999,348 shares of Series B redeemable convertible preferred stock and 289,702 shares of Series C redeemable convertible preferred stock were converted into 1,485,413 shares of common stock. The carrying value of the converted shares of the redeemable convertible preferred stock is $13.3 million, whereas the fair value of the shares of common stock issued in the conversion was $0.2 million. Because the fair value of the consideration transferred (i.e., the fair value of the shares of common stock issued) was less than the carrying amount of the shares of the redeemable convertible preferred stock surrendered, the Company recognized an extinguishment of the redeemable convertible preferred stock converted in the amount of $13.1 million. The $13.1 million was a deemed capital contribution to the holders of the Company’s common stock that was a decrease to the net loss attributable to common stockholders and a decrease to accumulated deficit. Accordingly, the Company recorded a decrease of $13.3 million to redeemable convertible preferred stock, and a corresponding increase of $0.2 million in additional paid-in capital and a decrease of $13.1 million in accumulated deficit.
In addition, on April 13, 2020, the Company issued 44,794,885 shares of Series D redeemable convertible preferred stock at $0.37534 per share for gross proceeds of $16.8 million.
Common stock
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders but are not entitled to cumulative voting rights, have the right to appoint two directors to the Company’s Board of Directors, are entitled to receive ratably such dividends as may be declared by the Company’s Board of Directors out of funds legally available therefor subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock in the event of the Company’s liquidation, dissolution, or winding up, have no preemptive rights and no right to convert their common stock into any other securities, and have no redemption or sinking fund provisions applicable to the common stock.
Common Stock Reserved for Future Issuance
Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	June 30,	December 31,
	2021	2020
	(share data)
Redeemable convertible preferred	147,876,672	147,876,672
Convertible promissory note	6,756,757	—
Redeemable convertible preferred stock warrants	408,729	408,729
Common stock warrants	293,856	262,638
Common stock options issued and outstanding	26,997,994	26,347,331
Shares available for future grant under 2014 Stock Option Plan	6,370,750	7,223,913
Total shares of common stock reserved	188,704,758	182,119,283
Stock Warrants
Warrants for shares of common stock consisted of the following:

	June 30, 2021
	Issue Date	Expiration Date	Number of Warrant	Exercise Price	Fair Value on Issue Date per warrant
Common stock	12/02/2015	12/02/2025	13,660	$0.71	$0.57
Common stock	07/02/2018	07/02/2028	49,961	$2.01	$1.63
Common stock	12/17/2020	12/17/2030	199,017	$0.15	$0.14
Common stock	02/18/2021	02/18/2031	6,244	$0.15	$5.28
Common stock	03/26/2021	03/26/2031	12,487	$0.15	$5.28
Common stock	04/26/2021	04/26/2031	12,487	$0.15	$5.28
Total outstanding			293,856
Warrants for common stock of 293,856 and 262,638 were convertible 1-to-1 as of June 30, 2021 and December 31, 2020, respectively. During the six months ended June 30, 2021, the issuance of common stock warrants was related to the additional equipment loan per the agreement dated December 17, 2020. Per the agreement, each additional borrowing included an issuance of common stock warrants to the lender.
Warrants on common stock are equity classified and recorded at fair value on the issue date without further remeasurement. The level 3 fair value assumptions used in the Black-Scholes model to calculate fair value of the warrant for common stock granted during the six months ended June 30, 2021 were as follows: volatility of 55.0% to 60.0%, term of 0.2 years, and risk-free rate of 1.00%.
Warrants for shares of Series A and Series C redeemable convertible preferred stock consisted of the following (dollars in thousands, except share and per share amounts):

	As of June 30, 2021 and December 31, 2020
	Issue Date	Expiration Date	Number of Warrant	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25

Series C redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362
Warrants for redeemable convertible preferred stock of 173,362 as of June 30, 2021 and December 31, 2020 were convertible into 408,729 shares of common stock after the impact of dilution triggered by the issuance of Series D Preferred stock.
Warrants on redeemable convertible preferred stock were issued to lenders in connection with borrowings. The fair value on the date of issue is recorded as a debt issue cost (contra-liability) and a liability because the warrant was liability classified. The fair value of the warrants are remeasured each reporting period using Level 3 inputs with the increase or decrease recorded in other income or expense in the statements of operations.
The liability for warrants on redeemable convertible preferred stock (carried at fair value) was as follows for the six months ended June 30, 2021 and 2020:
Rollforward of the liability for warrants on redeemable convertible preferred stock:

(in thousands)
Balance as of December 31, 2019	$185
Change in fair value (Other income (expense), net)	(7)
Balance as of June 30, 2020 (Other noncurrent liabilities)	$178
Balance as of December 31, 2020	$181
Change in fair value (Other income (expense), net)	1,741
Balance as of June 30, 2021 (Other noncurrent liabilities)	$1,922
As of June 30, 2021, the fair value of the warrants for shares of Series A and Series C redeemable convertible preferred stock was $13.79 and $10.86, respectively. The fair value of the redeemable convertible preferred stock warrant liability was estimated using an option pricing model that takes into account the contract terms as well as multiple unobservable inputs such as the aggregate equity value, risk-free interest rates, and expected volatility. The level 3 fair value assumptions used in the Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Six months ended June 30,
	2021	2020
Expected volatility	55% – 65%	35% – 45%
Risk-free interest rate	0.1% – 0.5%	0.1% – 0.8%
Dividend yield	—	—
The expected term for the Series A warrants and the Series C warrants for the six months ended June 30, 2021 was 0.2 years for both warrants, respectively.
The expected term for the Series A warrants and the Series C warrants for the six months ended June 30, 2020 was 1.6 years and 9.0 years, respectively.
Equity Instruments
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following:

	December 31, 2020
	(In thousands, except share and per share data)
	Shares		Original issue price per share	Liquidation Preference	Carrying value
	Authorized	Issued and Outstanding
Series A	8,906,694	6,726,134	$2.928	$19,696	$17,030
Series B	10,385,804	8,386,456	$3.851	32,300	32,176
Series C	8,848,760	8,399,058	$5.524	46,400	39,378
Series D	97,278,007	94,222,735	$0.375	35,366	35,120
	125,419,265	117,734,383		$133,762	$123,704

	December 31, 2019
	(In thousands, except share and per share data)
	Shares		Original issue price per share	Liquidation Preference	Carrying value
	Authorized	Issued and Outstanding
Series A	8,906,694	8,893,332	$2.928	$26,042	$21,004
Series B	10,385,804	10,385,804	$3.851	40,000	39,876
Series C	8,848,760	8,688,760	$5.524	48,000	40,978
	28,141,258	27,967,896		$114,042	$101,858
As of December 31, 2020, redeemable convertible preferred stock totaling 117,734,383 shares were convertible into 147,876,672 shares of common stock after adjusting for the impact of dilution triggered by the issuance of Series D redeemable convertible preferred stock. As of December 31, 2019, redeemable convertible preferred stock was convertible using a 1-to-1 ratio into common stock.
Special Issuance of Series C Redeemable Convertible Preferred Stock
In April 2019, the Company issued additional shares of its Series C redeemable convertible preferred stock to its existing investors redeemable convertible preferred stock at the original issue price of $5.52438 per share for cash proceeds of $18.0 million.
In an effort to incentivize existing investors of the redeemable convertible preferred stock to participate in the financing, for each share of Series C redeemable convertible preferred stock purchased by an investor over its assigned amount based on the pro rata holding of the Company’s equity, such investor would additionally receive five shares of the Company’s common stock with no additional cash consideration. As such, the Company issued 3,258,288 shares of Series C redeemable convertible preferred stock and 9,227,960 shares of common stock to participating investors for total proceeds of $18.0 million. The proceeds in the special issuance were allocated to the Series C redeemable convertible preferred stock and common stock based on their relative fair values on an investor-by-investor basis.
Conversion of Series A Redeemable Convertible Preferred Stock into Common Stock
In February 2019, an investor voluntarily exercised its option to convert 893,260 Series A redeemable convertible preferred stock into 893,260 shares of common stock at a conversion ratio of one to one pursuant to the original conversion terms of the Series A redeemable convertible preferred stock. Thus, the Series A redeemable convertible preferred stock was converted into shares of common stock with no effect on retained earnings and the $1.0 million into carrying amount of the Series A redeemable convertible preferred stock was reclassified to common stock and additional paid-in capital.
Conversion of Redeemable Convertible Preferred Stock into Common Stock at a conversion ratio of 3:1 and Issuance of Series D Redeemable Convertible Preferred Stock
In March and early April 2020, the Company notified the existing holders of the redeemable convertible preferred stock of (i) a planned initial closing of Series D redeemable convertible preferred stock and (ii) the amount assigned to each of them based on their pro rata holdings in the Company’s outstanding equity on a fully diluted basis. In addition, these existing holders are notified that, as a condition of the Series D redeemable convertible preferred stock financing, the Company would amend its articles to implement a special mandatory conversion provision if the holders failed to invest their pro rata amount in such initial financing of Series D redeemable convertible preferred stock.
On April 13, 2020, in connection with the Company’s issuance of Series D redeemable convertible preferred stock, the Company amended its articles to implement the special mandatory conversion provision and, contemporaneously, certain existing holders of redeemable convertible preferred stock who failed to invest their full pro rata amount or did not participate in the financing were automatically converted into the Company’s common stock at a conversion ratio of three to one. The amendment and forced conversion were recognized as an extinguishment of the redeemable convertible preferred stock.
As a result, 2,167,198 shares of Series A redeemable convertible preferred stock, 1,999,348 shares of Series B redeemable convertible preferred stock and 289,702 shares of Series C redeemable convertible preferred stock were converted into 1,485,413 shares of common stock. The carrying value of the converted shares of the redeemable convertible preferred stock is $13.3 million, whereas the fair value of the shares of common stock issued in the conversion was $0.2 million. Because the fair value of the consideration transferred (i.e., the fair value of the shares of common stock issued) was less than the carrying amount of the shares of the redeemable convertible preferred stock surrendered, the Company recognized an extinguishment of the redeemable convertible preferred stock converted in the amount of $13.1 million. The $13.1 million was a deemed capital contribution to the holders of the Company’s common stock that was a decrease to the net loss attributable to common stockholders and a decrease to accumulated deficit. Accordingly, the Company recorded a decrease of $13.3 million to redeemable convertible preferred stock, and a corresponding increase of $0.2 million in additional paid-in capital and a decrease of $13.1 million in accumulated deficit.
In addition, on April 13, 2020, the Company issued 44,794,885 shares of Series D redeemable convertible preferred stock at $0.37534 per share for gross proceeds of $16.8 million.
Rights, Preferences and Privileges of Redeemable Convertible Preferred Stock
The rights, preferences and privileges of the Company’s redeemable convertible preferred stock are as follows for all series unless otherwise noted:
Dividend provisions — The holders of the outstanding shares of redeemable convertible preferred stock are entitled to receive, when and if declared by the Company’s Board of Directors, a noncumulative dividend at the annual rate of 6%, adjustable for certain events, such as stock splits and combinations. In addition, holders of redeemable convertible preferred stock participate in any distribution in excess of preferred dividends on an as converted basis. The Company has declared no dividends during the years ended December 31, 2020 and 2019.
Liquidation preference — In the event of any liquidation, dissolution, winding up, or change of control of the Company, whether voluntary or involuntary, the holders of Series A, B, C and D redeemable convertible preferred stock, before any payment shall be made to the holders of common stock by reason of their ownership thereof, the holders of shares of each series of redeemable convertible preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to its stockholders, an amount per share equal to the greater of (a) the original issue price per share for such series of redeemable convertible preferred stock, plus any dividends declared but unpaid thereon, or (b) such amount per share as would have been payable had all shares of such series of redeemable convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution, winding up or change of control of the Company. If upon any such liquidation, dissolution, winding up or change of control of the Company, the funds and assets available for distribution to the stockholders of the Company shall be insufficient to pay the holders of shares of redeemable convertible preferred stock the full amounts to which they are entitled, the holders of shares of redeemable convertible preferred stock shall share ratably in any distribution of the funds and assets available for distribution in proportion to the respective amounts that would otherwise be payable in respect of the shares of redeemable convertible preferred stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Payments to holder of common stock, in the event of any liquidation, dissolution, winding, or change of control of the Company, whether voluntary or involuntary, shall be entitled to receive the remaining funds and assets available for distribution to the stockholders of the Company shall be distributed among the holders of shares of common stock, pro rata based on the number of shares of common stock held by each such holder.
Conversion rights — Each share of Series A, Series B, Series C, and Series D redeemable convertible preferred stock are convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Original Issue Price for such series of redeemable convertible preferred stock by the Conversion Price for such series of Preferred Stock in effect at the time of conversion. The Series A, Series B, Series C and Series D Original Issue
Price was $2.928, $3.851, $5.524, and $0.375, respectively. Each series of Redeemable Convertible Preferred Stock contain anti-dilution provisions that result in conversion price adjustments when common stock is issued or deemed to be issued at prices that are below the then existing conversion prices of the relevant series. These provisions resulted in conversion price adjustments to the shares of Series A, B and C redeemable convertible preferred stock that were not converted into shares of common stock in connection with the Series D financing.
As a result, the conversion ratio for each of Series A, Series B, Series C, and Series D redeemable convertible preferred stock into common stock was 2.178, 2.273, 2.371 and 1.000, respectively, as of December 31, 2020 and 1:1 for all Series as of December 31, 2019.
The Company’s policy is to record beneficial conversion features (“BCF's”) on the basis of the intrinsic value (based on the revised accounting conversion prices when the contingency is resolved) and the original commitment date stock price. The above noted conversion price adjustments did not trigger the recognition of a contingent BCF because the accounting conversion prices for each series (as adjusted) were greater than the original commitment date stock prices.
The Redeemable Convertible Preferred Stock will automatically convert into shares of common stock at the then effective conversion price for each such share immediately upon the Company’s sale of its common stock in a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933, as amended, which results in aggregate gross proceeds to the Company of not less than $50.0 million (net of underwriting discounts, commissions, and expenses). The Merger (as defined below in Note 18, Subsequent Events) will cause this automatic conversion to occur.
Voting rights — The holders of each share of redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of redeemable convertible preferred stock could be converted. The holder of each share of common stock shall have the right to one vote for each such share and shall be entitled to notice of any stockholders’ meeting in accordance with the bylaws of the Company. Holders of Series A, Series B, and Series D redeemable convertible preferred stock have the right to appoint one director to the Company’s Board of Directors, respectively. In addition, the holders of the redeemable convertible preferred stock, exclusive and as a single class, have the right to appoint one director to the Company’s Board of Directors.
Anti-dilution Provisions — The conversion price of the Company’s redeemable convertible preferred stock is subject to adjustment to prevent dilution in the event that the Company issues additional shares of preferred stock, common stock or common stock equivalents at a purchase price less than the then-effective conversion price, as provided in the agreements. The Series D financing during the year-ended December 31, 2020 triggered these provisions as described within “Conversion rights” above.
While the redeemable convertible preferred stock does not have mandatory redemption provisions, the deemed liquidation provisions of the redeemable convertible preferred stock are considered contingent redemption provisions that are not solely within the Company’s control. These elements primarily relate to deemed liquidation events such as a change of control. Accordingly, the Company’s Redeemable Convertible Preferred Stock has been presented outside of permanent equity in the mezzanine section on the balance sheets.
Common stock
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders but are not entitled to cumulative voting rights, have the right to appoint two directors to the Company’s Board of Directors, are entitled to receive ratably such dividends as may be declared by the Company’s Board of Directors out of funds legally available therefor subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock in the event of the Company’s liquidation, dissolution, or winding up, have no preemptive rights and no right to convert their common stock into any other securities, and have no redemption or sinking fund provisions applicable to the common stock.
Common Stock Reserved for Future Issuance
Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	December 31,
	2020	2019
	(share data)
Redeemable convertible preferred stock	147,876,672	27,967,896
Convertible promissory note	—	4,006,668
Redeemable convertible preferred stock warrants	408,729	173,362
Common stock warrants	262,638	63,621
Common stock options issued and outstanding	26,347,331	5,946,782
Shares available for future grant under 2014 Stock Option Plan	7,223,913	3,093,095
Total shares of common stock reserved	182,119,283	41,251,424
Stock Warrants
Warrants for shares of common stock consisted of the following:

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Common stock	12/02/2015	12/02/2025	13,660	$0.71	$0.57
Common stock	07/02/2018	07/02/2028	49,961	$2.01	$1.63
Common stock	12/17/2020	12/17/2030	199,017	$0.15	$0.14
Total outstanding			262,638

	December 31, 2019
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Common stock	12/02/2015	12/02/2025	13,660	$0.71	$0.57
Common stock	07/02/2018	07/02/2028	49,961	$2.01	$1.63
Total outstanding			63,621
Warrants for common stock of 262,638 and 63,621 were convertible 1-to-1 as of December 31, 2020 and 2019, respectively.
Warrants on common stock are equity classified and recorded at fair value on the issue date without further remeasurement. The level 3 fair value assumptions used in the Black-Scholes model to calculate fair value of the warrant for common stock granted in December 2020 were as follows: volatility of 108%, term of 10 years, and risk-free rate of 0.9%.
Warrants for shares of Series A and Series C redeemable convertible preferred stock consisted of the following (dollars in thousands, except share and per share amounts):

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25
Series C redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362

	December 31, 2019
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25
Series A redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362
Warrants for redeemable convertible preferred stock of 173,362 as of December 31, 2020 were convertible into 408,729 shares of common stock after the impact of dilution triggered by the issuance of Series D Preferred stock. Warrants for redeemable convertible preferred stock of 173,362 as of December 31, 2019 were convertible 1-to-1 into shares of common stock.
Warrants on redeemable convertible preferred stock were issued to lenders in connection with borrowings. The fair value on the date of issue is recorded as a debt issue cost (contra-liability) and a liability because the warrant was liability classified. The fair value of the warrants are remeasured each reporting period using Level 3 inputs with the increase or decrease recorded in other income or expense in the statements of operations.
The liability for warrants on redeemable convertible preferred stock (carried at fair value) was as follows for the years ended December 31, 2020 and 2019:
Rollforward of the liability for warrants on redeemable convertible preferred stock:

(in thousands)
Balance as of January 1, 2019	$17
Issuance of new warrant	168
Change in fair value	(5)
Balance as of December 31, 2019	180
Change in fair value	(3)
Balance as of December 31, 2020	$177
The fair value of the redeemable convertible preferred stock warrant liability was estimated using an option pricing model that takes into account the contract terms as well as multiple unobservable inputs such as the aggregate equity value, risk-free interest rates, and expected volatility. The level 3 fair value assumptions used in the
Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Year ended December 31,
	2020	2019
Expected volatility	35% – 45%	41% – 54%
Risk-free interest rate	0.1% – 0.8%	1.6% – 1.9%
Dividend yield	—	—
The expected term for the Series A warrants and the Series C warrants for the year ended December 31, 2020 was 0.9 and 8.3 years, respectively. The expected term for the Series A warrants and the Series C warrants for the year ended December 31, 2019 was 1.9 and 9.3 years, respectively.

JAWS Spitfire Acquisition Corporation
Class of Stock [Line Items]
Shareholders' Equity	SHAREHOLDERS’ EQUITY
Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 5,853,233 Class A ordinary shares issued and outstanding, excluding 28,646,767 Class A ordinary shares subject to possible redemption.
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 8,625,000 Class B ordinary shares issued and outstanding.
Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except that, prior to our initial Business Combination, only holders of our Class B ordinary shares will be entitled to vote on the appointment of directors, and except as required by law.
The Class B ordinary shares will automatically convert into our Class A ordinary shares at the time of a Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.
SHAREHOLDERS’ EQUITYPreference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares—The Company is authorized to issue 200,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 4,510,874 and 5,853,233 Class A ordinary shares issued and outstanding, excluding 29,989,126 and 28,646,767 Class A ordinary shares subject to possible redemption, respectively.
Class B Ordinary Shares—The Company is authorized to issue 20,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 8,625,000 Class B ordinary shares issued and outstanding.
Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except that, prior to our initial Business Combination, only holders of our Class B ordinary shares will be entitled to vote on the appointment of directors, and except as required by law.
The Class B ordinary shares will automatically convert into our Class A ordinary shares at the time of a Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.